UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniYield Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 -    Schedule of Investments

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                    Municipal Bonds                                                                   (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.6%           Jefferson County, Alabama, Limited Obligation School Warrants,
                         Series A, 4.75%, 1/01/25                                                        $  2,000     $   1,686,480
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.3%           Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
                         Bonds, 5%, 12/01/37                                                                7,500         6,237,300
-----------------------------------------------------------------------------------------------------------------------------------
California - 26.6%       Alameda Corridor Transportation Authority, California, Capital
                         Appreciation Revenue Refunding Bonds, Subordinate Lien,
                         Series A, 5.33%, 10/01/25 (a)(b)                                                   7,150         5,924,848
                         Antelope Valley, California, Community College District, GO
                         (Election of 2004), Series B, 5.25%, 8/01/39 (c)                                     550           551,721
                         Arcadia, California, Unified School District, GO (Election of 2006),
                         CABS, Series A, 4.96%, 8/01/39 (d)(e)                                              1,400           236,250
                         Cabrillo, California, Community College District, GO (Election of 2004),
                         Series B, 5.20%, 8/01/37 (c)(e)                                                    2,100           371,700
                         Cabrillo, California, Community College District, GO (Election of 2004),
                         Series B, 4.87%, 8/01/38 (c)(e)                                                    4,800           793,632
                         California Health Facilities Financing Authority Revenue Bonds
                         (Kaiser Permanente), Series A, 5.50%, 6/01/22 (d)(f)                               5,000         5,109,800
                         California State, GO, Refunding, 5.25%, 9/01/10 (g)                                2,200         2,322,628
                         California State, GO, Refunding, 5.125%, 6/01/27                                      20            20,101
                         California State, GO, Refunding, 5.25%, 2/01/33 (h)                                3,900         3,913,923
                         California State Public Works Board, Lease Revenue Bonds (Department
                         of Corrections), Series C, 5%, 6/01/25                                             1,600         1,596,288
                         California State University, Systemwide Revenue Bonds, Series A, 5%,
                         11/01/35 (i)                                                                       2,200         2,139,214
                         California State, Various Purpose, GO, 5.25%, 11/01/29                             2,750         2,787,510
                         California State, Various Purpose, GO, 5.50%, 11/01/33                             6,500         6,608,875
                         Coast Community College District, California, GO, Refunding (Election of
                         2002), Series C, 5.45%, 8/01/13 (a)(d)                                             1,800         1,346,778
                         East Side Union High School District, California, Santa Clara County,
                         Capital Appreciation, GO (Election of 2002), Series E,
                         5.15%, 8/01/29 (e)(j)                                                             15,000         4,551,900
                         East Side Union High School District, California, Santa Clara County,
                         GO (Election of 2002), Series D, 5%, 8/01/26 (j)                                   1,370         1,346,080
                         Fairfield-Suisun, California, Unified School District, GO (Election of
                         2002), 5.50%, 8/01/28 (c)                                                          2,770         2,869,055
                         Fresno, California, Unified School District, GO (Election of 2001),
                         Series E, 5%, 8/01/30 (d)                                                            800           809,464

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT        Alternative Minimum Tax (subject to)
CABS       Capital Appreciation Bonds
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
SIFMA      Securities Industry and Financial Markets Association

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                    Municipal Bonds                                                                   (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Golden State Tobacco Securitization Corporation of California, Tobacco
                         Settlement Revenue Bonds, Series B, 5.50%, 6/01/13 (g)(j)                       $  2,300     $   2,501,411
                         John Swett Unified School District, California, GO, Series A, 5.50%,
                         8/01/26 (d)                                                                        2,815         2,950,007
                         Metropolitan Water District of Southern California, Waterworks Revenue
                         Bonds, Series B-1, 5%, 10/01/29 (i)                                                2,600         2,619,838
                         Metropolitan Water District of Southern California, Waterworks Revenue
                         Bonds, Series B-1, 5%, 10/01/36 (i)                                                1,475         1,476,224
                         Monterey Peninsula Community College District, California, GO, CABS,
                         Series C, 5.08%, 8/01/28 (d)(e)                                                   11,975         3,975,580
                         Orange County, California, Sanitation District, COP, 5%, 2/01/33 (i)               2,300         2,261,705
                         Palm Springs, California, Financing Authority, Lease Revenue Refunding
                         Bonds (Convention Center Project), Series A, 5.50%, 11/01/29 (c)                   2,900         2,973,138
                         Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                         (Paguay Redevelopment Project), 5.125%, 6/15/33 (b)                                1,250         1,216,512
                         Sacramento, California, Municipal Utility District, Electric Revenue
                         Bonds, Series N, 5%, 8/15/28 (c)                                                   5,000         4,864,200
                         Sacramento, California, Unified School District, GO (Election of 2002),
                         5%, 7/01/30 (c)                                                                    1,600         1,607,360
                         Ventura County, California, Community College District, GO (Election of
                         2002), Series B, 5%, 8/01/30 (c)                                                   2,025         2,006,330
                                                                                                                      -------------
                                                                                                                         71,752,072
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.8%          Colorado Health Facilities Authority Revenue Bonds (Catholic Health
                         Initiatives), Series A, 5.50%, 3/01/32 (f)                                         1,150         1,209,363
                         Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                         Communities Inc.), Series A, 5.50%, 12/01/27 (h)                                   1,200         1,180,272
                         Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                         Communities Inc.), Series A, 5.50%, 12/01/33 (h)                                     675           642,222
                         E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue
                         Refunding Bonds, Series B, 5.607%, 9/01/32 (c)(e)                                  7,500         1,707,600
                                                                                                                      -------------
                                                                                                                          4,739,457
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.8%           Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (d)           1,400         1,390,312
                         Highlands County, Florida, Health Facilities Authority, Hospital
                         Revenue Bonds (Adventist Health System), Series C, 5.25%, 11/15/36                 3,050         2,894,938
                         Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                         Refunding Bonds (Adventist Health System), Series G, 5.125%, 11/15/32              1,700         1,601,961
                         Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT,
                         Series A, 5.375%, 10/01/33 (k)                                                     3,250         3,181,717
                         Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
                         5.25%, 5/01/31 (k)                                                                 1,625         1,634,717

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                    Municipal Bonds                                                                   (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
                         Improvement Program), 5%, 1/01/37 (c)                                           $    730     $     691,843
                         Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
                         5.125%, 1/01/32 (i)                                                                1,575         1,588,230
                                                                                                                      -------------
                                                                                                                         12,983,718
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.6%           Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875%,
                         1/01/17 (i)                                                                        5,000         5,144,950
                         Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/34 (d)             2,850         2,829,166
                         Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%,
                         11/01/33 (c)                                                                         800           767,816
                         Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%,
                         11/01/39 (c)                                                                       4,610         4,365,947
                         Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/39 (d)               1,880         1,927,808
                                                                                                                      -------------
                                                                                                                         15,035,687
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 14.6%         Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                         Refunding Bonds, Third Lien, AMT, Series A, 5.50%, 1/01/22 (c)                     9,500         9,349,235
                         Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                         AMT, Series B-2, 5.75%, 1/01/23 (d)                                                5,200         5,245,396
                         Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                         AMT, Series B-2, 6%, 1/01/29 (j)                                                   2,200         2,210,956
                         Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%,
                         11/15/12 (b)(g)                                                                    2,460         2,700,982
                         Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                         5.264%, 6/15/30 (a)(b)                                                            21,675        19,934,931
                                                                                                                      -------------
                                                                                                                         39,441,500
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.5%         Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue
                         Bonds, AMT, Series B-1, 6.65%, 12/01/33 (c)(l)                                     1,420         1,490,077
                         Lafayette, Louisiana, Utilities Revenue Bonds, 5%, 11/01/28 (c)                    5,500         5,423,770
                         Louisiana Local Government Environmental Facilities and Community
                         Development Authority, Revenue Bonds (Capital Projects and Equipment
                         Acquisition Program), Series A, 6.30%, 7/01/30 (b)                                 2,300         2,346,644
                         Louisiana State Citizens Property Insurance Corporation, Assessment
                         Revenue Bonds, Series B, 5%, 6/01/23 (b)                                           1,800         1,702,422
                         Louisiana State Transportation Authority, Senior Lien Toll Revenue
                         Capital Appreciation Bonds, Series B, 5.31%, 12/01/27 (b)(e)                       3,185         1,046,623
                         Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC
                         Project), AMT, 4.70%, 11/01/36 (b)                                                 1,750         1,480,535
                         Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital
                         Revenue Bonds (Terrebonne General Medical Center Project), 5.50%, 4/01/33 (b)      1,300         1,323,933
                                                                                                                      -------------
                                                                                                                         14,814,004
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                    Municipal Bonds                                                                   (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.9%     Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding
                         Bonds, Senior Series A-2, 5.12%, 7/01/35 (e)                                    $  2,290     $     513,945
                         Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128,
                         4.80%, 12/01/27 (d)                                                                1,500         1,309,995
                         Massachusetts State Port Authority, Special Facilities Revenue Bonds
                         (Delta Air Lines Inc. Project), AMT, Series A, 5.50%, 1/01/16 (b)                  2,900         2,764,048
                         Massachusetts State Port Authority, Special Facilities Revenue Bonds
                         (Delta Air Lines Inc. Project), AMT, Series A, 5.50%, 1/01/19 (b)                  2,670         2,434,186
                         Massachusetts State Water Resource Authority, General Revenue Refunding
                         Bonds, Series B, 5.125%, 8/01/27 (c)                                                 840           854,246
                                                                                                                      -------------
                                                                                                                          7,876,420
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.0%          Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds,
                         Series B, 5%, 7/01/36 (c)(i)                                                       3,000         2,869,470
                         Michigan Higher Education Student Loan Authority, Student Loan Revenue
                         Refunding Bonds, AMT, Series XVII-G, 5.20%, 9/01/20 (b)                            1,000           908,330
                         Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                         (Detroit Edison Company Pollution Control Project), AMT, Series A,
                         5.50%, 6/01/30 (j)                                                                 1,000           912,320
                         Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                         (Detroit Edison Company Pollution Control Project), AMT, Series C,
                         5.45%, 12/15/32 (j)                                                                3,900         3,503,799
                                                                                                                      -------------
                                                                                                                          8,193,919
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.9%         Dakota County, Minnesota, Community Development Agency, S/F Mortgage
                         Revenue Bonds (Mortgage-Backed Securities Program), Series B, 5.15%,
                         12/01/38 (l)(m)                                                                    2,620         2,531,794
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.2%          Saint Louis County, Missouri, Pattonville R-3 School District, GO
                         (Missouri Direct Deposit Program), 5.75%, 3/01/10 (g)(i)                           4,000         4,260,160
                         Saint Louis County, Missouri, Pattonville R-3 School District, GO
                         (Missouri Direct Deposit Program), 6%, 3/01/10 (g)(i)                              1,500         1,603,365
                                                                                                                      -------------
                                                                                                                          5,863,525
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%          Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds,
                         Series A, 5%, 4/01/33 (d)                                                          1,300         1,278,199
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.1%            Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital
                         Project), Series A, 5.50%, 9/01/33 (h)                                             2,800         2,664,704
                         Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                         Series A-2, 5%, 7/01/30 (i)                                                        1,500         1,447,665
                         Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                         Series A-2, 5%, 7/01/36 (i)                                                        2,700         2,593,917
                         Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A,
                         4.75%, 9/01/36 (i)                                                                 2,200         1,629,342
                                                                                                                      -------------
                                                                                                                          8,335,628
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.1%        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (h)                    1,070         1,045,775
                         New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (h)                      500           484,785

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                    Municipal Bonds                                                                   (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                         5%, 7/01/29 (c)                                                                 $  2,400     $   2,360,160
                         New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
                         7/01/33 (c)                                                                        4,800         4,865,520
                         New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                         5.125%, 3/01/28                                                                    3,380         3,446,958
                         New Jersey EDA, School Facilities Construction Revenue Bonds, Series P,
                         5.125%, 9/01/28                                                                    4,000         4,084,360
                                                                                                                      -------------
                                                                                                                         16,287,558
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.5%        New Mexico State Highway Commission, Tax Revenue Bonds, Senior Sub-Lien,
                         Series A, 6%, 6/15/2010 (d)(g)                                                     6,295         6,719,346
-----------------------------------------------------------------------------------------------------------------------------------
New York - 8.3%          Metropolitan Transportation Authority, New York, Transportation Revenue
                         Bonds, Series A, 5%, 11/15/32 (i)                                                  1,800         1,757,808
                         Nassau Health Care Corporation, New York, Health System Revenue Bonds,
                         5.75%, 8/01/09 (d)(g)                                                              7,000         7,425,040
                         New York City, New York, City Municipal Water Finance Authority, Water
                         and Sewer System, Revenue Refunding Bonds, Series A, 5%, 6/15/35 (c)               1,525         1,513,761
                         New York State Dormitory Authority, Revenue Refunding Bonds (State
                         University Educational Facilities), 5.75%, 5/15/10 (g)(i)                          5,000         5,361,350
                         Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                         Series A-1, 5.25%, 6/01/22 (b)                                                     6,115         6,258,519
                                                                                                                      -------------
                                                                                                                         22,316,478
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.5%              Plain, Ohio, Local School District, GO, Refunding, 6%, 6/01/11 (g)(i)              5,120         5,582,080
                         Plain, Ohio, Local School District, GO, Refunding, 6%, 12/01/20 (i)                1,170         1,246,881
                                                                                                                      -------------
                                                                                                                          6,828,961
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.5%      Delaware River Port Authority of Pennsylvania and New Jersey Revenue
                         Bonds, 6%, 1/01/17 (d)                                                                 5             5,230
                         Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A,
                         5.25%, 10/01/32                                                                    1,340         1,214,107
                                                                                                                      -------------
                                                                                                                          1,219,337
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.6%      Rhode Island State Health and Educational Building Corporation, Higher
                         Education Facilities Revenue Bonds (University of Rhode Island),
                         Series A, 5.70%, 9/15/09 (c)(g)                                                    4,010         4,214,189
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 4.4%    Berkeley County, South Carolina, School District, Installment Lease
                         Revenue Bonds (Securing Assets for Education Project),
                         5.125%, 12/01/30                                                                   2,450         2,387,819
                         Kershaw County, South Carolina, Public Schools Foundation, Installment
                         Power Revenue Refunding Bonds, 5%, 12/01/29 (n)                                    2,075         1,970,461
                         South Carolina Transportation Infrastructure Bank Revenue Bonds,
                         Series A, 5%, 10/01/33 (b)                                                         7,500         7,352,175
                                                                                                                      -------------
                                                                                                                         11,710,455
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.8%         Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A,
                         5.25%, 9/01/26                                                                     3,920         3,593,974

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                    Municipal Bonds                                                                   (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series C,
                         5%, 2/01/27                                                                     $  1,400     $   1,239,112
                                                                                                                      -------------
                                                                                                                          4,833,086
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.1%            Corpus Christi, Texas, Utility System Revenue Refunding Bonds, Series A,
                         6%, 7/15/10 (d)(g)                                                                 2,000         2,141,640
                         Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT,
                         Series B, 6%, 11/01/23 (c)                                                           600           602,364
                         Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
                         Series A, 5.50%, 11/01/33 (c)                                                      5,000         4,744,900
                         Leander, Texas, Independent School District, Capital Appreciation, GO,
                         Refunding (School Building), 5.58%, 8/15/35 (e)                                    8,800         1,910,216
                         Lewisville, Texas, Independent School District, Capital Appreciation and
                         School Building, GO, Refunding, 4.67%, 8/15/24 (e)(i)                              3,915         1,581,269
                         Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                         AMT, 6.375%, 4/01/27                                                               3,500         3,456,775
                         Matagorda County, Texas, Navigation District Number 1, PCR, Refunding
                         (Central Power and Light Company Project), AMT, 5.20%, 5/01/30 (c)                 2,250         2,079,450
                         North Harris County, Texas, Regional Water Authority, Senior Lien Revenue
                         Bonds, 5.125%, 12/15/35 (c)                                                        4,925         4,807,883
                         North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
                         5.75%, 1/01/40 (c)                                                                 3,600         3,675,888
                         North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
                         Series A, 6%, 1/01/25                                                                525           550,352
                         Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                         (Professional Educators Home Loan Program), AMT, Series A-1, 5.50%,
                         12/01/39 (l)(m)                                                                    1,285         1,229,640
                         Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                         Bonds, First Tier, Series A, 5.75%, 8/15/38 (b)                                    4,800         4,933,584
                         Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                         Bonds, First Tier, Series A, 5.50%, 8/15/39 (b)                                    3,600         3,653,172
                                                                                                                      -------------
                                                                                                                         35,367,133
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 1.8%           Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50%, 11/01/38 (d)           2,700         2,498,229
                         Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27,
                         4.85%, 11/01/32 (d)                                                                2,755         2,321,694
                                                                                                                      -------------
                                                                                                                          4,819,923
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%          Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                         (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (b)              2,100         2,096,094
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 6.4%        Port of Seattle, Washington, Revenue Bonds, AMT, Series B, 6%, 2/01/16 (c)         7,470         7,624,181
                         Port of Tacoma, Washington, GO, AMT, Series B, 4.875%, 12/01/38 (k)                1,375         1,277,238

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                    Municipal Bonds                                                                   (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%,
                         12/01/14 (b)(g)                                                                 $  1,600     $   1,773,744
                         Seattle, Washington, Municipal Light and Power Revenue Bonds, 6%,
                         10/01/09 (c)(g)                                                                    6,150         6,506,946
                                                                                                                      -------------
                                                                                                                         17,182,109
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Municipal Bonds - 124.2%                                                                 334,364,372
-----------------------------------------------------------------------------------------------------------------------------------

                         Municipal Bonds Transferred to
                         Tender Option Bond Trusts (o)
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.1%           University of Alabama, General Revenue Bonds, Series A, 5%, 7/01/34 (c)            2,955         2,912,625
-----------------------------------------------------------------------------------------------------------------------------------
California - 3.1%        Anaheim, California, Public Financing Authority, Electric System
                         Distribution Facilities Revenue Bonds, Series A, 5%, 10/01/31 (d)                  3,808         3,817,689
                         San Diego County, California, Water Authority, Water Revenue Refunding
                         Bonds, COP, Series A, 5%, 5/01/33 (d)                                              3,030         3,060,058
                         Tamalpais, California, Union High School District, GO (Election of 2001),
                         5%, 8/01/28 (d)                                                                    1,320         1,337,186
                                                                                                                      -------------
                                                                                                                          8,214,933
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.9%           Duval County, Florida, School Board, COP (Master Lease Program),
                         5%, 7/01/33 (d)                                                                    2,010         1,937,801
                         Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                         International Airport), AMT, 5%, 10/01/40 (j)(k)                                  11,300        10,108,528
                         Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                         International Airport), AMT, Series A, 5%, 10/01/40 (j)                            1,250         1,118,200
                                                                                                                      -------------
                                                                                                                         13,164,529
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 8.2%           Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B,
                         5.25%, 1/01/33 (d)                                                                 5,000         5,060,550
                         Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien
                         General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (d)                        17,000        16,975,520
                                                                                                                      -------------
                                                                                                                         22,036,070
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 9.6%          Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien,
                         5.25%, 11/01/33 (d)                                                                2,548         2,596,765
                         Illinois Regional Transit Authority, Revenue Bonds, 6.50%, 7/01/26 (c)            10,000        11,906,151
                         Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                         Revenue Bonds (McCormick Place Expansion), Series A, 5%, 12/15/28 (c)              3,499         3,519,553
                         Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                         Revenue Refunding Bonds (McCormick Place Expansion Project),
                         Series B, 5.75%, 6/15/23 (c)                                                       7,250         7,746,625
                                                                                                                      -------------
                                                                                                                         25,769,094
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.5%         Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%,
                         5/01/36 (d)                                                                        2,340         2,325,913
                         Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 4.75%,
                         5/01/39 (d)                                                                        1,970         1,848,884
                                                                                                                      -------------
                                                                                                                          4,174,797
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

                         Municipal Bonds Transferred to                                                     Par
State                    Tender Option Bond Trusts (o)                                                     (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 9.0%     Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT,
                         Series F, 5.25%, 1/01/46 (d)                                                     $20,000     $  17,068,200
                         Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                         Bonds, Series A, 5%, 8/15/30 (d)                                                   7,200         7,254,657
                                                                                                                      -------------
                                                                                                                         24,322,857
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.9%          Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding
                         Bonds, Series E, 5.75%, 7/01/31 (i)                                                2,203         2,354,084
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.2%        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24 (k)                    4,600         4,655,456
                         New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (k)                    4,000         4,048,222
                                                                                                                      -------------
                                                                                                                          8,703,678
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.4%    Charleston Educational Excellence Financing Corporation, South Carolina,
                         Revenue Bonds (Charleston County School District), 5.25%, 12/01/28 (k)             2,725         2,774,568
                         Charleston Educational Excellence Financing Corporation, South Carolina,
                         Revenue Bonds (Charleston County School District), 5.25%, 12/01/29 (k)             2,425         2,460,187
                         Charleston Educational Excellence Financing Corporation, South Carolina,
                         Revenue Bonds (Charleston County School District), 5.25%, 12/01/30 (k)               880           890,613
                         Scago Educational Facilities Corporation for Pickens County School
                         District, South Carolina, Revenue Bonds, 5%, 12/01/31 (d)                          3,000         2,947,080
                                                                                                                      -------------
                                                                                                                          9,072,448
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%          Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
                         Sub-Series H-1, 5.35%, 7/01/31 (c)                                                 1,995         2,009,982
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Municipal Bonds Transferred to
                         Tender Option Bond Trusts - 45.6%                                                              122,735,097
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Long-Term Investments
                         (Cost - $470,362,701) - 169.8%                                                                 457,099,469
-----------------------------------------------------------------------------------------------------------------------------------

                         Short-Term Securities                                                            Shares
-----------------------------------------------------------------------------------------------------------------------------------
                         Merrill Lynch Institutional Tax-Exempt Fund, 2.08% (p)(q)                      6,100,000         6,100,000
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Short-Term Securities
                         (Cost - $6,100,000) - 2.2%                                                                       6,100,000
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Investments (Cost - $476,462,701*) - 172.0%                                              463,199,469

                         Other Assets Less Liabilities - 1.3%                                                             3,377,878

                         Liability for Trust Certificates, Including Interest
                           Expense and Fees Payable - (25.6)%                                                           (68,925,321)

                         Preferred Stock, at Redemption Value - (47.7)%                                                (128,390,016)
                                                                                                                      -------------
                         Net Assets Applicable to Common Stock - 100.0%                                               $ 269,262,010
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 408,754,417
                                                                  =============
      Gross unrealized appreciation                               $   5,066,434
      Gross unrealized depreciation                                 (19,364,060)
                                                                  -------------
      Net unrealized depreciation                                 $ (14,297,626)
                                                                  =============

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

(a) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(b)   AMBAC Insured.
(c)   MBIA Insured.
(d)   FSA Insured.
(e) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(g) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)   Radian Insured.
(i)   FGIC Insured.
(j)   XL Capital Insured.
(k)   Assured Guaranty Insured.
(l)   FNMA/GNMA Collateralized.
(m)   FHLMC Collateralized.
(n)   CIFG Insured.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(p)   Represents the current yield as of report date.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      4,792,820        $143,662
      --------------------------------------------------------------------------

o Forward interest rates swaps outstanding as of July 31, 2008 were as follows:

      ------------------------------------------------------------------------------------------------
                                                                           Notional        Unrealized
                                                                            Amount        Appreciation
                                                                             (000)       (Depreciation)
      ------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.869% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate

      Broker, JPMorgan Chase
      Expires September 2023                                                $ 14,000     $  (306,334)

      Pay a fixed rate of 3.639% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate

      Broker, JPMorgan Chase
      Expires August 2028                                                    $ 9,000         139,959

      Pay a fixed rate of 3.699% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate

      Broker, JPMorgan Chase
      Expires August 2028                                                    $ 9,500          78,232
      ------------------------------------------------------------------------------------------------
      Total                                                                              $   (88,143)
                                                                                         ===========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Quality Fund II, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Quality Fund II, Inc.

Date: September 19, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Quality Fund II, Inc.

Date: September 19, 2008